UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 102.9%
Corporate — 4.1%
County of Hillsborough IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,164,350
County of Palm Beach Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,365,880

		3,530,230

County/City/Special District/School District — 35.7%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,689,640
County of Broward School Board Florida, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,294,660
County of Broward School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,836,100
County of Hillsborough Florida, RB, (AMBAC), 5.00%, 11/01/20	5,545	6,279,324
County of Miami-Dade School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,536,320
County of Northern Palm Beach Improvement District, Refunding, Special Assessment Bonds, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	963,470
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	572,111
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (a)	1,000	1,020,130
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,260	2,747,528
Stevens Plantation Florida Imports Project Dependant Special District, RB, 6.38%, 5/01/13 (b)(c)	2,425	1,807,013
Village Center Community Development District, RB, Sub-Series B, 6.35%, 1/01/18	2,000	2,001,240

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (concluded)
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	$860	$746,093

		30,493,629

Education — 3.0%
County of Orange Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	828,878
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	575,550
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,119,650

		2,524,078

Health — 15.5%
County of Highlands Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,453,144
County of Hillsborough IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,613,880
County of Marion Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,689,705
County of Orange Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/15	200	202,808
3.00%, 6/01/16	140	142,495
3.00%, 6/01/17	190	192,324
3.25%, 6/01/18	195	198,379
3.50%, 6/01/19	200	201,700
County of Palm Beach Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,099,027

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (concluded)
County of Palm Beach Health Facilities Authority, Refunding RB (concluded):
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,492,257

		13,285,719

Housing — 1.2%
County of Manatee Housing Finance Authority, RB, Series A, (Fannie Mae, Freddie Mac & Ginnie Mae), AMT, 5.90%, 9/01/40	250	255,273
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, (Fannie Mae, Freddie Mac & Ginnie Mae), AMT, 4.70%, 7/01/22	590	606,142
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, (Fannie Mae, Freddie Mac & Ginnie Mae), AMT, 5.63%, 10/01/39	170	179,556

		1,040,971

State — 14.3%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,215,406
4.00%, 10/01/20	1,105	1,202,328
4.00%, 10/01/21	500	537,365
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 3.69%, 4/01/20 (d)	4,000	3,164,000
Series B-2 (AGM), 4.00%, 10/01/18	605	675,132
Series B-2 (AGM), 4.00%, 10/01/20	655	710,531
Florida State Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,514,140
State of Florida Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	1,000	1,197,300

		12,216,202

Municipal Bonds	Par (000)	Value
Florida (concluded)
Transportation — 20.4%
County of Broward Florida, Refunding ARB, Series P-1, AMT, 5.00%, 10/01/20	$2,500	$2,838,550
County of Broward Florida Fuel System, RB, Lauderdale Fuel Faciilities, Series A (AGM), AMT, 5.00%, 4/01/20	160	179,816
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,825,925
County of Lee Florida Transportation Facilities, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,326,792
5.00%, 10/01/22	3,000	3,096,510
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,565,822
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	1,500	1,745,955
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 7/01/20	550	640,184
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,333,536
Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	913,250

		17,466,340

Utilities — 8.7%
City of North Miami Beach Water Revenue, RB, 5.00%, 8/01/20	1,200	1,386,300
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,749,560
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 7/01/19	510	583,063
Florida Governmental Utility Authority, Refunding RB, Lehigh Utility (AGM), 5.00%, 10/01/20	635	726,027

		7,444,950

Total Municipal Bonds in Florida		88,002,119

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.4%
Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$310	$359,151

Total Municipal Bonds — 103.3%		88,361,270

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e) — 0.4%

Florida — 0.4%
County of Lee Housing Finance Authority, RB, Multi-County Program, Series A-2, (Fannie Mae, Freddie Mac & Ginnie Mae), AMT, 6.00%, 9/01/40	360	376,769

Total Long-Term Investments (Cost — $85,817,039) — 103.7%		88,738,039

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	3,760,858	$3,760,858

Total Short-Term Securities (Cost — $3,760,858) — 4.4%		3,760,858

Total Investments (Cost — $89,577,897*) — 108.1%		92,498,897
Other Assets Less Liabilities — 1.0%		780,611
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.3%)		(240,051)
AMPS, at Redemption Value — (8.8%)		(7,500,000)
______________
Net Assets Applicable to Common Shares — 100.0%		$85,539,457

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$89,331,846

Gross unrealized appreciation	$4,496,396
Gross unrealized depreciation	(1,569,345)

Net unrealized appreciation	$2,927,051

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

FFI Institutional Tax-Exempt Fund	2,293,772	1,467,086	3,760,858	$336

(g)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)

AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$88,738,039	—	$88,738,039
Short-Term Securities	$3,760,858	—	—	3,760,858
Total	$3,760,858	$88,738,039	—	$92,498,897

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2013	4

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, TOB trust certificates of ($240,000) are categorized as Level 2 within the disclosure hierarchy.
There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2013	5

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 23, 2013